Provisions (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Current Provisions | Provision for Lawsuits and Claims
Statement [Line Items]
Provisions Total, Beginning	$ 174,702
Provision For Lawsuits And Claims, Beginning	174,702	$ 102,479
Increases Total	11,345	138,241
Increases, Provision For Lawsuits And Claims	11,345
Decrease Total	(66,864)	(37,681)
Decrease, Provision For Lawsuits And Claims	(66,864)
Recoveries Total	(73,067)	(28,337)
Recoveries, Provision For Lawsuits And Claims	(73,067)
Provisions, Total Ending	46,116	174,702
Provision For Lawsuits And Claims Ending	46,116	174,702
Non Current Provisions | Provision for wind farms dismantling
Statement [Line Items]
Provisions Total, Beginning	93,849	133,496
Provision For Wind Farms Dismantling, Beginning	93,849
Increases Total	11,194	5,407
Increases, Provision For Wind Farms Dismantling	11,194
Decrease Total	(45,670)	(45,054)
Decrease, Provision For Wind Farms Dismantling	(45,670)
Recoveries Total	0	0
Recoveries, Provision For Wind Farms Dismantling	0
Provisions, Total Ending	59,373	93,849
Provision For Wind Farms Dismantling, Ending	$ 59,373	$ 93,849